UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vision Opportunity Capital Management LLC
Address: 20 W. 55th Street
         5th Floor
         New York, NY  10019

13F File Number:  28-12155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Benowitz
Title:     Portfolio Manager
Phone:     (212) 849-8225

Signature, Place, and Date of Signing:

     /s/ Adam Benowitz     New York, NY/USA     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $11,672 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CORTEX PHARMACEUTICALS INC     COM NEW          220524300       94   141818 SH  CALL SOLE                        0        0   141818
HEMISPHERX BIOPHARMA INC       COM              42366C103       24   188461     CALL SOLE                        0        0   188461
INTERNET COMM CORP             CL A             46059F109       55    98600     CALL SOLE                        0        0    98600
INTERNET COMM CORP             CL A             46059F109      214    66200 SH       SOLE                        0        0    66200
ISHARES TR                     RSSL MCRCP IDX   464288869     4343   330951 SH  PUT  SOLE                        0        0   330951
MILACRON INC                   COM              598709103      264   500000 SH       SOLE                        0        0   500000
SECURITY W ADVANCED TECHNOLO   *W EXP 07/18/201 815175112      363  1166667     CALL SOLE                        0        0  1166667
SECURITY W ADVANCED TECHNOLO   COM              815175104     1997  3370000     CALL SOLE                        0        0  3370000
SECURITY W ADVANCED TECHNOLO   COM              815175104     4101  2172000 SH       SOLE                  2172000        0        0
VIRTUALSCOPICS INC             COM              928269109       11   100000     CALL SOLE                   100000        0        0
VIRTUALSCOPICS INC             COM              928269109      206   141000 SH       SOLE                   141000        0        0